Financial instruments by Category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Interest income	$ 790	$ 1,155	$ 177
Interest expense	(4,850)	(4,832)	(4,398)
Interest expense of lease liabilities	(97)	(81)
Foreign exchange, net	3,451	(7,011)	127
Other finance costs	(523)	(334)	(396)
Fair value gains of financial assets through profit or loss	4,467	186	1,554
Loss from repurchase of non-convertible notes	(61)	139	10
Interest generated by operating credits	99	244	354
Gain and Loss from derivative financial instruments	(416)	(266)	836
Net (loss) / income	2,860	(10,800)	(1,736)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	790	1,155	177
Interest expense	(4,850)	(4,832)	(4,398)
Interest expense of lease liabilities	(97)	(81)
Foreign exchange, net	3,451	(7,011)	127
Other finance costs	(523)	(334)	(396)
Fair value gains of financial assets through profit or loss	0	0	0
Interest generated by operating credits	99	244	354
Gain and Loss from derivative financial instruments	0	0	0
Net (loss) / income	(1,191)	(10,720)	(4,126)
Gain from repurchase of non-convertible notes	(61)	139	10
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense of lease liabilities	0	0
Foreign exchange, net	0	0	0
Other finance costs	0	0	0
Fair value gains of financial assets through profit or loss	4,467	186	1,554
Interest generated by operating credits	0	0	0
Gain and Loss from derivative financial instruments	(416)	(266)	836
Net (loss) / income	4,051	(80)	2,390
Gain from repurchase of non-convertible notes	$ 0	$ 0	$ 0